FAIR VALUE MEASUREMENTS (Details) - Vimeo Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash equivalents	$ 305,368	$ 105,396	$ 35
Quoted Market Prices for Identical Assets in Active Markets (Level 1)
Assets:
Cash equivalents	305,230	104,852
Significant Other Observable Inputs (Level 2)
Assets:
Cash equivalents	138	544	35
Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents	0	0
Money market funds
Assets:
Cash equivalents	305,230	104,852
Money market funds | Quoted Market Prices for Identical Assets in Active Markets (Level 1)
Assets:
Cash equivalents	305,230	104,852
Money market funds | Significant Other Observable Inputs (Level 2)
Assets:
Cash equivalents	0	0
Money market funds | Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents	0	0
Time deposits
Assets:
Cash equivalents	138	544	35
Time deposits | Quoted Market Prices for Identical Assets in Active Markets (Level 1)
Assets:
Cash equivalents	0	0
Time deposits | Significant Other Observable Inputs (Level 2)
Assets:
Cash equivalents	138	544	$ 35
Time deposits | Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$ 0	$ 0